Financial Risks Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risks Management [Abstract]
Schedule of Internal Credit Risk Grading Framework

The Company’s internal credit risk grading framework comprises the following categories:

Category	Definition of category	Basis for recognizing ECL
I	Counterparty has a low risk of default and does not have any past-due amounts.	12 month ECL
II	Amount is >30 days past due or there has been a significant increase in credit risk since initial recognition.	Lifetime ECL — not credit impaired
III	Amount is >60 days past due or there is evidence indicating the asset is credit-impaired (in default).	Lifetime ECL — credit-impaired
IV	There is evidence indicating that the debtor is in severe financial difficulty and the debtor has no realistic prospect of recovery.	Amount is written off

Schedule of Maximum Exposure to Credit Risk by Credit Risk Rating Categories

The table below details the credit quality of the Company’s financial assets, as well as maximum exposure to credit risk by credit risk rating categories:

December 31, 2024	Category	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
			HK$	HK$	HK$	US$
Trade receivables	II Note 1	Lifetime ECL (Simplified)	8,161,899	(347,863)	7,814,036	1,003,949
Trade receivables	III Note 1	Lifetime ECL (Simplified)	1,955,392	(1,955,392)	—	—
Other receivables	I Note 2	12 – month ECL	1,292,138	—	1,292,138	166,014
Cash and bank balances	I Note 3	12 – month ECL	42,222,014	—	42,222,014	5,424,693
			53,631,443	(2,303,255)	51,328,188	6,594,656
December 31, 2025	Category	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
			HK$	HK$	HK$	US$
Trade receivables	II Note 1	Lifetime ECL (Simplified)	11,248,478	(665,773)	10,582,705	1,359,668
Trade receivables	III Note 1	Lifetime ECL (Simplified)	2,632,180	(2,632,180)	—	—
Other receivables	I Note 2	12 – month ECL	930,251	—	930,251	119,519
Cash and bank balances	I Note 3	12 – month ECL	6,859,938	—	6,859,938	881,366
			21,670,847	(3,297,953)	18,372,894	2,360,553

Schedule of Trade Receivables is Presented Based on their Past Due Status	Accordingly, the credit risk profile of trade receivables is presented based on their past due status in terms of the provision matrix.
December 31, 2024	Trade receivables	ECL	Trade receivables, net	Trade receivables, net
	HK$	HK$	HK$	US$
Not past due	2,285,951	(49,000)	2,236,951	287,404
< 30 days	610,031	(13,449)	596,582	76,649
31 days to 60 days	936,183	(119,264)	816,919	104,958
61 days to 90 days	710,025	(35,012)	675,013	86,726
91 days to 120 days	201,535	(20,312)	181,223	23,284
>120 days	5,373,566	(2,066,218)	3,307,348	424,929
	10,117,291	(2,303,255)	7,814,036	1,003,950

December 31, 2025	Trade receivables	ECL	Trade receivables, net	Trade receivables, net
	HK$	HK$	HK$	US$
Not past due	4,974,813	(218,392)	4,756,421	611,106
< 30 days	1,624,796	(115,537)	1,509,259	193,910
31 days to 60 days	314,153	(108,990)	205,163	26,359
61 days to 90 days	1,367,306	(146,387)	1,220,919	156,864
91 days to 120 days	701,946	(31,881)	670,065	86,090
>120 days	4,897,644	(2,676,766)	2,220,878	285,339
	13,880,658	(3,297,953)	10,582,705	1,359,668

Schedule of Contractual Undiscounted Cash Flows

The table below analyses the Company’s financial liabilities into relevant maturity groupings based on the remaining period at the end of the reporting period to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	As of December 31,
	2024	2025
	HK$	HK$	US$
Within one year or on demand
Trade and other payables	12,990,458	10,566,327	1,357,565
Bank borrowings	4,081,908	—	—
Lease liabilities	1,457,688	3,201,312	411,305
Convertible promissory notes	23,303,100	—	—
	41,833,154	13,767,639	1,768,870

Over one year
Lease liabilities	1,124,592	1,910,377	245,446

Schedule of Exposure to Foreign Currency Risk

At the end of each reporting year, the Company’s exposure to foreign currency risk is as follows:

	As of December 31,
	2024	2025
	HK$	HK$
Financial assets (in US$)
Trade and other receivables	41,470	313,861
Cash and bank balances	40,779,850	3,612,913
	40,821,320	3,926,774

Financial liabilities (in US$)
Trade and other payables	3,097,792	3,377,400
Convertible promissory notes	13,860,647	—
Derivative	6,756,516	—
	23,714,955	3,377,400

Net exposure	17,106,365	549,374

Schedule of Other Variables Remain Constant

A 1% (2024 1%) strengthening/weakening of Hong Kong Dollar against the foreign currency denominated balances as at the end of the reporting year would increase/(decrease) profit or loss by the amounts shown below. This analysis assumes that all other variables remain constant.

	Year ended December 31,
	2024	2025
	HK$	HK$	US$
US$ against HK$
- Strengthened	170,649	5,494	706
- Weakened	(170,649)	(5,494)	(706)